Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Deferred Revenue [Line Items]
Deferred Revenue

NOTE L — DEFERRED REVENUE

The changes in the Company’s deferred revenues are as follows:

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Deferred revenue at beginning of period	$33,586	$27,096	$30,803	$24,965
Net additions:
Deferred extended service contracts	—	—	2	—
Deferred commission revenues	2,924	3,474	12,406	11,741
Recognized as revenue:
Deferred extended service contracts	(1)	(1)	(4)	(4)
Deferred commission revenues	(3,269)	(3,677)	(9,967)	(9,810)
Deferred revenue at end of period	33,240	26,892	33,240	26,892
Less: current portion	18,535	17,525	18,535	17,525
Long-term deferred revenue at end of period	$14,705	$9,367	$14,705	$9,367

NOTE I — DEFERRED REVENUE

The changes in the Company’s deferred revenues are as follows:

	(in thousands) Year ended December 31,
	2022	2021
Deferred revenue at beginning of period	$24,965	$17,704
Net additions:
Deferred extended service contracts	3	(1)
Deferred commission revenues	19,666	17,080
Recognized as revenue:
Deferred extended service contracts	(4)	(5)
Deferred commission revenues	(13,827)	(9,813)
Deferred revenue at end of period	30,803	24,965
Less: current portion	15,139	16,495
Long-term deferred revenue at end of period	$15,664	$8,470